DEFERRED TAX - Disclosure Of Movements In Deferred Tax Assets And Liabilities Explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	$ (7,865)	$ (22,761)
Deferred tax charged/(credited) to the statement of profit or loss during the year	(4,955)	14,896
Deferred tax liabilities, ending balance	(12,820)	(7,865)
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	7,865	22,761
Deferred tax charged to the statement of profit or loss during the year	4,955	(14,896)
Deferred tax assets, ending balance	12,820	7,865
Collaboration revenue
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	0	(14,125)
Deferred tax charged/(credited) to the statement of profit or loss during the year	0	14,125
Deferred tax liabilities, ending balance	0	0
License revenue - transitional adjustment
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	0	0
Deferred tax charged/(credited) to the statement of profit or loss during the year	(3,144)	0
Deferred tax liabilities, ending balance	(3,144)	0
Difference allowance in excess of related depreciation
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	(7,751)	(8,636)
Deferred tax charged/(credited) to the statement of profit or loss during the year	4,563	885
Deferred tax liabilities, ending balance	(3,188)	(7,751)
Right of use assets
Deferred Tax Liabilities [Roll Forward]
Deferred tax liabilities, beginning balance	(114)	0
Deferred tax charged/(credited) to the statement of profit or loss during the year	(6,374)	(114)
Deferred tax liabilities, ending balance	(6,488)	(114)
Losses available for offsetting against future taxable profits
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	0	20,448
Deferred tax charged to the statement of profit or loss during the year	1,521	(20,448)
Deferred tax assets, ending balance	1,521	0
Difference in intangible assets amortization
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	1,250	1,056
Deferred tax charged to the statement of profit or loss during the year	1,551	194
Deferred tax assets, ending balance	2,801	1,250
Accrued expense
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	3,449	1,257
Deferred tax charged to the statement of profit or loss during the year	(1,500)	2,192
Deferred tax assets, ending balance	1,949	3,449
Lease liability
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	120	0
Deferred tax charged to the statement of profit or loss during the year	6,429	120
Deferred tax assets, ending balance	6,549	120
Cost recovery of R&D expense
Deferred Tax Assets [Roll Forward]
Deferred tax assets, beginning balance	3,046	0
Deferred tax charged to the statement of profit or loss during the year	(3,046)	3,046
Deferred tax assets, ending balance	$ 0	$ 3,046